Fair Value (Recurring Fair Value Measurements) (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative, Net	$ (52)	$ (49)